Financial Risk Management - Summary of Financial liabilities-Maturities of Contractually Expected Disbursements (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	€ 25,059	€ 28,108
Total financial liabilities, Principal	28,649
Financial liabilities, interest	9,061
Non-current financial liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	27,341
Financial liabilities, interest	9,058
Current financial liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Current financial liabilities, principal	1,308
Financial liabilities, interest	3
Bonds [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	21,021
Financial liabilities, interest	9,079
Loans and other financial liabilities member [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	4,391
Financial liabilities, interest	(1,167)
Finance lease liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	1,929
Financial liabilities, interest	1,146
Later than six months and not later than one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financial liabilities, Principal	5,237
Financial liabilities, interest	1,013
Later than six months and not later than one year [member] | Non-current financial liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	3,929
Financial liabilities, interest	1,010
Later than six months and not later than one year [member] | Current financial liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Current financial liabilities, principal	1,308
Financial liabilities, interest	3
Later than six months and not later than one year [member] | Bonds [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	2,446
Financial liabilities, interest	927
Later than six months and not later than one year [member] | Loans and other financial liabilities member [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	1,293
Financial liabilities, interest	(52)
Later than six months and not later than one year [member] | Finance lease liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	190
Financial liabilities, interest	135
2020 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financial liabilities, Principal	1,832
Financial liabilities, interest	870
2020 [member] | Non-current financial liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	1,832
Financial liabilities, interest	870
2020 [member] | Bonds [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	1,267
Financial liabilities, interest	799
2020 [member] | Loans and other financial liabilities member [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	384
Financial liabilities, interest	(55)
2020 [member] | Finance lease liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	181
Financial liabilities, interest	126
2021 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financial liabilities, Principal	2,079
Financial liabilities, interest	788
2021 [member] | Non-current financial liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	2,079
Financial liabilities, interest	788
2021 [member] | Bonds [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	564
Financial liabilities, interest	743
2021 [member] | Loans and other financial liabilities member [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	1,343
Financial liabilities, interest	(71)
2021 [member] | Finance lease liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	172
Financial liabilities, interest	116
2022 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financial liabilities, Principal	4,038
Financial liabilities, interest	729
2022 [member] | Non-current financial liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	4,038
Financial liabilities, interest	729
2022 [member] | Bonds [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	3,087
Financial liabilities, interest	706
2022 [member] | Loans and other financial liabilities member [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	819
Financial liabilities, interest	(85)
2022 [member] | Finance lease liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	132
Financial liabilities, interest	108
2023 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financial liabilities, Principal	2,880
Financial liabilities, interest	653
2023 [member] | Non-current financial liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	2,880
Financial liabilities, interest	653
2023 [member] | Bonds [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	2,419
Financial liabilities, interest	649
2023 [member] | Loans and other financial liabilities member [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	331
Financial liabilities, interest	(96)
2023 [member] | Finance lease liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	130
Financial liabilities, interest	100
Beyond 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financial liabilities, Principal	12,583
Financial liabilities, interest	5,008
Beyond 5 years [member] | Non-current financial liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	12,583
Financial liabilities, interest	5,008
Beyond 5 years [member] | Bonds [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	11,238
Financial liabilities, interest	5,255
Beyond 5 years [member] | Loans and other financial liabilities member [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	221
Financial liabilities, interest	(808)
Beyond 5 years [member] | Finance lease liabilities [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non-current financial liabilities Principal	1,124
Financial liabilities, interest	€ 561